                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9819
                  --------------------------------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


                  (Name and Address of Agent for Service)                               Copy to:

             Julie Tedesco, Vice President and Senior Counsel                   Timothy W. Diggins, Esq.
                    State Street Bank and Trust Company                               Ropes & Gray
                   225 Franklin Street Street, 2nd Floor                        One International Place
                        Boston, Massachusetts 02110                         Boston, Massachusetts 02110-2624


Registrant's telephone number, including area code:  (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
COMMON STOCKS -- 98.12%
CONSUMER DISCRETIONARY -- 10.52%
Apollo Group, Inc. (a)                    31,175   $     2,070
AutoNation, Inc. (a)                      38,400           767
AutoZone, Inc. (a)                        11,887           990
Bed Bath & Beyond, Inc. (a)               64,014         2,572
Best Buy Co., Inc.                        86,581         3,769
Big Lots, Inc. (a)                        24,438           269
Black & Decker Corp.                      17,033         1,398
Brunswick Corp.                           20,829           786
Carnival Corp.                            92,319         4,614
Centex Corp.                              27,876         1,800
Circuit City Stores, Inc.                 35,039           601
Clear Channel Communications,
  Inc.                                   116,065         3,817
Coach, Inc. (a)                           82,200         2,578
Comcast Corp. (a)                        469,667        13,799
Cooper Tire & Rubber Co.                  12,537           191
D.R. Horton, Inc.                         58,200         2,108
Dana Corp.                                32,949           310
Darden Restaurants, Inc.                  28,810           875
Delphi Corp.                             121,567           336
Dillard's, Inc. Class A                   15,253           318
Dollar General Corp.                      68,615         1,258
Dow Jones & Co., Inc.                     12,526           478
Eastman Kodak Co.                         60,837         1,480
eBay, Inc. (a)                           237,420         9,782
Family Dollar Stores, Inc.                34,768           691
Federated Department Stores,
  Inc.                                    56,690         3,791
Ford Motor Co.                           396,355         3,908
Fortune Brands, Inc.                      31,566         2,567
Gannett Co., Inc.                         52,338         3,602
Gap, Inc.                                123,930         2,160
General Motors Corp.                     121,973         3,734
Genuine Parts Co.                         36,593         1,570
Goodyear Tire & Rubber Co. (a)            37,942           592
H&R Block, Inc.                           69,420         1,665
Harley-Davidson, Inc.                     58,538         2,836
Harrah's Entertainment, Inc.              39,233         2,558
Hasbro, Inc.                              39,487           776
Hilton Hotels Corp.                       70,043         1,563
Home Depot, Inc.                         458,357        17,482
International Game Technology             72,352         1,953
Interpublic Group of Cos.,
  Inc. (a)                                88,477         1,030
JC Penney & Co., Inc.                     53,388         2,532
Johnson Controls, Inc.                    41,696         2,587
Jones Apparel Group, Inc.                 25,079           715
KB HOME                                   16,562         1,212
Knight-Ridder, Inc.                       14,691           862
Kohl's Corp. (a)                          73,710         3,699
Leggett & Platt, Inc.                     39,654           801
Limited Brands                            74,469         1,521
Liz Claiborne, Inc.                       22,941           902
Lowe's Cos., Inc.                        166,723        10,737
Marriot International, Inc.
  Class A                                 36,639         2,308
Mattel, Inc.                              86,345         1,440
Maytag Corp.                              17,529           320
McDonald's Corp.                         268,653         8,997
McGraw-Hill, Inc.                         80,626         3,873
Meredith Corp.                             8,947           446
New York Times Co. Class A                30,745           915
Newell Rubbermaid, Inc.                   57,721         1,307
News Corp. Class A                       524,000         8,169
NIKE, Inc. Class B                        40,813         3,334
Nordstrom, Inc.                           47,176         1,619
Office Depot, Inc. (a)                    66,770         1,983
OfficeMax, Inc.                           14,319           453
Omnicom Group, Inc.                       39,317         3,288
Pulte Homes, Inc.                         45,772         1,965
Radioshack Corp.                          28,653           711
Reebok International, Ltd.                11,271           638
Sears Holdings Corp. (a)                  22,152         2,756
Sherwin-Williams Co.                      24,270         1,070
Snap-On, Inc.                             12,548           453
Stanley Works                             15,532           725
Staples, Inc.                            158,625         3,382
Starbucks Corp. (a)                       82,126         4,115
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                 47,112         2,693
Target Corp.                             189,257         9,828
Tiffany & Co.                             30,068         1,196
Time Warner, Inc.                      1,005,247        18,205
TJX Cos., Inc.                            99,413         2,036
Tribune Co.                               56,555         1,917
Univision Communications, Inc.
  Class A (a)                             49,218         1,306
V.F. Corp.                                19,088         1,107
Viacom, Inc. Class B                     339,497        11,207
Visteon Corp.                             27,553           269
Walt Disney Co.                          429,673        10,368
Wendy's International, Inc.               24,567         1,109
Whirlpool Corp.                           14,166         1,073
Yum! Brands, Inc.                         61,022         2,954
                                                   -----------
                                                       254,547
                                                   -----------
CONSUMER STAPLES -- 9.51%
Alberto Culver Co. Class B                16,058           719
Albertson's, Inc.                         79,913         2,050
Altria Group, Inc.                       444,464        32,762
Anheuser-Busch Cos., Inc.                166,167         7,152
Archer-Daniels-Midland Co.               139,167         3,432
Avon Products, Inc.                      101,748         2,747
Brown-Forman Corp. Class B                17,682         1,053
Campbell Soup Co.                         39,583         1,178
Clorox Co.                                32,410         1,800
Coca-Cola Co.                            444,635        19,204
Coca-Cola Enterprises, Inc.               64,300         1,254
Colgate-Palmolive Co.                    111,835         5,904

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
CONSUMER STAPLES -- (CONTINUED)
ConAgra Foods, Inc.                      109,746   $     2,716
Constellation Brands, Inc.
  Class A (a)                             42,900         1,115
Costco Wholesale Corp.                   102,451         4,415
CVS Corp.                                173,884         5,044
General Mills, Inc.                       77,864         3,753
Gillette Co.                             192,344        11,194
H.J. Heinz Co.                            73,820         2,697
Hershey Foods Corp.                       39,308         2,213
Kellogg Co.                               54,829         2,529
Kimberly-Clark Corp.                     102,464         6,100
Kroger Co. (a)                           156,322         3,219
McCormick & Co., Inc.                     28,600           933
Molson Coors Brewing Co.,
  Class B                                 12,244           784
Pepsi Bottling Group, Inc.                29,553           844
PepsiCo, Inc.                            357,610        20,280
Procter & Gamble Co.                     548,822        32,633
Reynolds American, Inc.                   18,240         1,514
Safeway, Inc.                             95,193         2,437
Sara Lee Corp.                           169,417         3,211
SuperValu, Inc.                           29,060           904
Sysco Corp.                              136,481         4,281
Tyson Foods, Inc., Class A                53,800           971
UST Corp.                                 34,647         1,450
Wal-Mart Stores, Inc.                    534,828        23,436
Walgreen Co.                             218,710         9,503
Wrigley Wm., Jr. Co.                      38,316         2,754
                                                   -----------
                                                       230,185
                                                   -----------
ENERGY -- 10.06%
Amerada Hess Corp.                        17,002         2,338
Anadarko Petroleum Corp.                  50,554         4,841
Apache Corp.                              70,330         5,290
Baker Hughes, Inc.                        72,880         4,349
BJ Services Co.                           69,810         2,512
Burlington Resources, Inc.                81,256         6,608
ChevronTexaco Corp.                      482,288        31,218
ConocoPhillips                           298,082        20,839
Devon Energy Corp.                        97,022         6,660
El Paso Corp.                            140,994         1,960
EOG Resources, Inc.                       51,768         3,877
ExxonMobil Corp.                       1,350,202        85,792
Halliburton Co.                          108,686         7,447
Kerr-McGee Corp.                          24,721         2,401
Kinder Morgan, Inc.                       20,338         1,956
Marathon Oil Corp.                        78,257         5,394
Murphy Oil Corp.                          34,900         1,740
Nabors Industries, Ltd. (a)               33,715         2,422
National Oilwell Varco, Inc. (a)          37,500         2,467
Noble Corp.                               29,623         2,028
Occidental Petroleum Corp.                85,523         7,306
Rowan Cos., Inc.                          23,239           825
Schlumberger, Ltd.                       125,807        10,616
Sunoco, Inc.                              28,856         2,257
Transocean, Inc. (a)                      70,295         4,310
Valero Energy Corp.                       65,400         7,394
Weatherford International,
  Ltd. (a)                                30,000         2,060
Williams Cos., Inc.                      123,637         3,097
XTO Energy, Inc.                          78,000         3,535
                                                   -----------
                                                       243,539
                                                   -----------
FINANCIALS -- 19.69%
ACE, Ltd.                                 62,355         2,935
AFLAC, Inc.                              107,316         4,861
Allstate Corp.                           140,607         7,774
Ambac Financial Group, Inc.               23,047         1,661
American Express Co.                     266,473        15,306
American International Group, Inc.       555,683        34,430
AmSouth Bancorp                           74,619         1,885
AON Corp.                                 69,023         2,214
Apartment Investment &
  Management Co. Class A                  20,500           795
Archstone-Smith Trust                     45,300         1,806
Bank of America Corp.                    860,400        36,223
Bank of New York Co., Inc.               166,479         4,896
BB&T Corp.                               117,118         4,573
Bear Stearns Cos., Inc.                   24,099         2,645
Capital One Financial Corp.               61,715         4,908
Charles Schwab Corp.                     222,293         3,208
Chubb Corp.                               42,439         3,800
Cincinnati Financial Corp.                37,405         1,567
CIT Group, Inc.                           43,200         1,952
Citigroup, Inc.                        1,107,171        50,398
Comerica, Inc.                            35,532         2,093
Compass Bancshares, Inc.                  26,100         1,196
Countrywide Financial Corp.              127,186         4,195
E*Trade Financial Corp. (a)               80,900         1,424
Equity Office Properties Trust            87,841         2,873
Equity Residential                        62,207         2,354
Fannie Mae                               207,029         9,279
Federal Home Loan Mortgage
  Corp.                                  147,846         8,347
Federated Investors, Inc.
  Class B                                 18,100           601
Fifth Third Bancorp                      119,000         4,371
First Horizon National Corp.              26,117           949
Franklin Resources, Inc.                  31,744         2,665
Golden West Financial Corp.               54,622         3,244
Goldman Sachs Group, Inc.                 99,500        12,097
Hartford Financial Services
  Group, Inc.                             64,088         4,946
Huntington Bancshares, Inc.               49,154         1,104
J.P. Morgan Chase & Co.                  752,219        25,523
Janus Capital Group, Inc.                 48,419           700
Jefferson-Pilot Corp.                     28,460         1,456
KeyCorp                                   88,509         2,854
Lehman Brothers Holdings, Inc.            58,318         6,793
Lincoln National Corp.                    36,431         1,895

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                      MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
FINANCIALS -- (CONTINUED)
Loews Corp.                               29,014   $     2,681
M & T Bank Corp.                          17,200         1,818
Marsh & McLennan Cos., Inc.              115,536         3,511
Marshall & Ilsley Corp.                   44,892         1,953
MBIA, Inc.                                28,458         1,725
MBNA Corp.                               270,602         6,668
Mellon Financial Corp.                    89,423         2,859
Merrill Lynch & Co., Inc.                198,327        12,167
MetLife, Inc.                            161,807         8,063
MGIC Investment Corp.                     20,162         1,294
Moody's Corp.                             53,930         2,755
Morgan Stanley                           232,343        12,533
National City Corp.                      121,191         4,053
North Fork Bancorp, Inc.                 103,435         2,638
Northern Trust Corp.                      39,540         1,999
Plum Creek Timber Co., Inc.               38,580         1,463
PNC Financial Services Group, Inc.        62,147         3,606
Principal Financial Group, Inc.           59,650         2,826
Progressive Corp.                         42,447         4,447
ProLogis                                  52,800         2,340
Providian Financial Corp. (a)             62,173         1,099
Prudential Financial, Inc.               109,900         7,425
Public Storage, Inc.                      17,700         1,186
Regions Financial Corp.                   97,709         3,041
SAFECO Corp.                              26,764         1,429
Simon Property Group, Inc.                39,163         2,903
SLM Corp.                                 89,942         4,824
Sovereign Bancorp, Inc.                   76,800         1,693
St. Paul Travelers Cos., Inc.            144,525         6,485
State Street Corp. (b)                    71,425         3,494
SunTrust Banks, Inc.                      77,572         5,387
Synovus Financial Corp.                   67,704         1,877
T. Rowe Price Group, Inc.                 27,790         1,815
Torchmark Corp.                           22,276         1,177
U.S. Bancorp                             390,961        10,978
UnumProvident Corp.                       62,935         1,290
Vornado Realty Trust                      25,200         2,183
Wachovia Corp.                           337,786        16,075
Washington Mutual, Inc.                  188,113         7,378
Wells Fargo Co.                          361,511        21,174
XL Capital, Ltd. Class A                  30,432         2,070
Zions Bancorp                             19,619         1,397
                                                   -----------
                                                       476,575
                                                   -----------
HEALTH CARE -- 12.96%
Abbott Laboratories                      332,867        14,114
Aetna, Inc.                               62,464         5,381
Allergan, Inc.                            28,291         2,592
AmerisourceBergen Corp.                   22,116         1,710
Amgen, Inc. (a)                          264,175        21,047
Applera Corp. - Applied
  Biosystems Group                        42,467           987
Bausch & Lomb, Inc.                       11,325           914
Baxter International, Inc.               133,126         5,308
Becton, Dickinson & Co.                   53,429         2,801
Biogen Idec, Inc. (a)                     72,473         2,861
Biomet, Inc.                              53,041         1,841
Boston Scientific Corp. (a)              126,296         2,952
Bristol-Myers Squibb Co.                 418,317        10,065
C.R. Bard, Inc.                           22,094         1,459
Cardinal Health, Inc.                     91,866         5,828
Caremark Rx, Inc. (a)                     96,908         4,839
Chiron Corp. (a)                          23,344         1,018
CIGNA Corp.                               27,589         3,252
Coventry Health Care, Inc. (a)            23,000         1,978
Eli Lilly & Co.                          242,497        12,978
Express Scripts, Inc. (a)                 32,300         2,009
Fisher Scientific
  International, Inc. (a)                 26,500         1,644
Forest Laboratories, Inc. (a)             73,406         2,861
Genzyme Corp. (a)                         54,905         3,933
Gilead Sciences, Inc. (a)                 97,500         4,754
Guidant Corp.                             70,564         4,861
HCA, Inc.                                 96,659         4,632
Health Management Associates,
  Inc. Class A                            52,698         1,237
Hospira, Inc. (a)                         34,836         1,427
Humana, Inc. (a)                          34,425         1,648
IMS Health, Inc.                          48,381         1,218
Johnson & Johnson                        637,046        40,312
King Pharmaceuticals, Inc. (a)            52,332           805
Laboratory Corp. of America
  Holdings (a)                            29,500         1,437
Manor Care, Inc.                          16,651           640
McKesson Corp.                            65,931         3,128
Medco Health Solutions, Inc. (a)          65,072         3,568
MedImmune, Inc. (a)                       51,965         1,749
Medtronic, Inc.                          259,302        13,904
Merck & Co., Inc.                        469,603        12,778
Millipore Corp. (a)                       10,728           675
Mylan Laboratories Inc.                   46,100           888
Pfizer, Inc.                           1,578,374        39,412
Quest Diagnostics Inc.                    35,500         1,794
Schering-Plough Corp.                    315,824         6,648
St. Jude Medical, Inc. (a)                77,994         3,650
Stryker Corp.                             62,108         3,070
Tenet Healthcare Corp. (a)                99,009         1,112
Thermo Electron Corp. (a)                 33,929         1,048
UnitedHealth Group, Inc.                 270,468        15,200
Watson Pharmaceuticals, Inc. (a)          22,003           805
Wellpoint, Inc. (a)                      131,278         9,953
Wyeth                                    286,831        13,272
Zimmer Holdings, Inc. (a)                 53,320         3,673
                                                   -----------
                                                       313,670
                                                   -----------
INDUSTRIALS -- 10.87%
3M Co.                                   163,684        12,008

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
INDUSTRIALS -- (CONTINUED)
Allied Waste Industries, Inc.(a)          46,467   $       393
American Power Conversion Corp.           36,667           950
American Standard Cos., Inc.              39,221         1,826
Avery Dennison Corp.                      23,670         1,240
Boeing Co.                               175,545        11,928
Burlington Northern Santa Fe Corp.        80,450         4,811
Caterpillar, Inc.                        145,470         8,546
Cendant Corp.                            225,422         4,653
Cintas Corp.                              29,382         1,206
Cooper Industries, Ltd.                   19,521         1,350
CSX Corp.                                 45,824         2,130
Cummins, Inc.                              9,973           877
Danaher Corp.                             50,826         2,736
Deere & Co.                               51,941         3,179
Dover Corp.                               42,713         1,742
Eaton Corp.                               31,778         2,019
Emerson Electric Co.                      88,435         6,350
Equifax, Inc.                             27,769           970
FedEx Corp.                               64,746         5,641
Fluor Corp.                               18,106         1,166
General Dynamics Corp.                    43,006         5,141
General Electric Co. (c)               2,270,123        76,435
Goodrich Co.                              25,755         1,142
Honeywell International, Inc.            182,942         6,860
Illinois Tool Works, Inc.                 44,664         3,677
Ingersoll-Rand Co. Class A                72,900         2,787
ITT Industries, Inc.                      19,602         2,227
L-3 Communications Holdings, Inc.         25,700         2,032
Lockheed Martin Corp.                     77,871         4,753
Masco Corp.                               91,274         2,800
Monster Worldwide, Inc. (a)               25,792           792
Navistar International Corp. (a)          13,180           427
Norfolk Southern Corp.                    87,361         3,543
Northrop Grumman Corp.                    76,978         4,184
PACCAR, Inc.                              36,570         2,483
Pall Corp.                                26,774           736
Parker-Hannifin Corp.                     25,223         1,622
Pitney Bowes, Inc.                        48,439         2,022
R.R. Donnelley & Sons Co.                 46,660         1,730
Raytheon Co.                              97,414         3,704
Robert Half International, Inc.           36,214         1,289
Rockwell Automation, Inc.                 38,820         2,054
Rockwell Collins, Inc.                    37,619         1,818
Ryder Systems, Inc.                       13,980           478
Southwest Airlines Co.                   147,740         2,194
Textron, Inc.                             28,375         2,035
Tyco International, Ltd.                 432,848        12,055
Union Pacific Corp.                       56,840         4,075
United Parcel Service, Inc.
  Class B                                237,100        16,391
United Technologies Corp.                219,214        11,364
W.W. Grainger, Inc.                       16,109         1,014
Waste Management, Inc.                   119,679         3,424
                                                   -----------
                                                       263,009
                                                   -----------
INFORMATION TECHNOLOGY -- 15.06%
ADC Telecommunications, Inc. (a)          25,018           572
Adobe Systems, Inc.                      106,242         3,171
Advanced Micro Devices, Inc. (a)          86,384         2,177
Affiliated Computer Services,
  Inc. (a)                                26,500         1,447
Agilent Technologies, Inc. (a)           105,727         3,463
Altera Corp. (a)                          79,078         1,511
Analog Devices, Inc.                      79,661         2,959
Andrew Corp. (a)                          34,827           388
Apple Computer, Inc. (a)                 177,492         9,515
Applied Materials, Inc.                  346,761         5,881
Applied Micro Circuits Corp. (a)          68,042           204
Autodesk, Inc.                            49,530         2,300
Automatic Data Processing, Inc.          124,938         5,377
Avaya, Inc. (a)                           90,415           931
BMC Software, Inc. (a)                    46,836           988
Broadcom Corp. (a)                        60,246         2,826
CIENA Corp. (a)                          126,088           333
Cisco Systems, Inc. (a)                1,368,559        24,538
Citrix Systems, Inc. (a)                  35,753           899
Computer Associates
  International, Inc.                     99,144         2,757
Computer Sciences Corp. (a)               40,182         1,901
Compuware Corp. (a)                       84,057           799
Comverse Technology, Inc. (a)             42,838         1,125
Convergys Corp. (a)                       30,805           443
Corning, Inc. (a)                        314,885         6,087
Dell, Inc. (a)                           513,391        17,558
Electronic Arts, Inc. (a)                 64,600         3,675
Electronic Data Systems Corp.            112,286         2,520
EMC Corp. (a)                            515,641         6,672
First Data Corp.                         166,004         6,640
Fiserv, Inc. (a)                          40,247         1,846
Freescale Semiconductor, Inc. (a)         87,908         2,073
Gateway, Inc. (a)                         65,065           176
Hewlett-Packard Co.                      613,519        17,915
Intel Corp.                            1,304,803        32,163
International Business
  Machines Corp.                         341,718        27,413
Intuit, Inc. (a)                          38,951         1,745
Jabil Circuit, Inc. (a)                   36,613         1,132
JDS Uniphase Corp. (a)                   352,519           783
KLA-Tencor Corp.                          42,864         2,090
Lexmark International Group,
  Inc. Class A (a)                        25,102         1,533
Linear Technology Corp.                   66,375         2,495
LSI Logic Corp. (a)                       81,935           807

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Lucent Technologies, Inc. (a)            960,472   $     3,122
Maxim Integrated Products, Inc.           70,856         3,022
Mercury Interactive Corp. (a)             18,248           723
Micron Technology, Inc. (a)              129,932         1,728
Microsoft Corp. (c)                    1,972,904        50,763
Molex, Inc.                               30,910           825
Motorola, Inc.                           528,098        11,666
National Semiconductor Corp.              73,518         1,934
NCR Corp. (a)                             39,184         1,250
Network Appliance, Inc. (a)               77,867         1,849
Novell, Inc. (a)                          82,542           615
Novellus Systems, Inc. (a)                28,769           722
NVIDIA Corp. (a)                          35,951         1,232
Oracle Corp. (a)                         806,638         9,994
Parametric Technology Corp. (a)           58,241           406
Paychex, Inc.                             71,027         2,634
PerkinElmer, Inc.                         27,257           555
PMC-Sierra, Inc. (a)                      38,624           340
QLogic Corp. (a)                          19,245           658
QUALCOMM, Inc.                           349,178        15,626
Sabre Holdings Corp. Class A              28,424           576
Sanmina-SCI Corp. (a)                    112,858           484
Scientific-Atlanta, Inc.                  32,168         1,207
Siebel Systems, Inc.                     110,658         1,143
Solectron Corp. (a)                      204,614           800
Sun Microsystems, Inc. (a)               737,088         2,889
Symantec Corp. (a)                       256,234         5,806
Symbol Technologies, Inc.                 52,185           505
Tektronix, Inc.                           18,629           470
Tellabs, Inc. (a)                         95,775         1,008
Teradyne, Inc. (a)                        41,392           683
Texas Instruments, Inc.                  347,603        11,784
Unisys Corp. (a)                          72,779           483
Waters Corp. (a)                          25,057         1,042
Xerox Corp. (a)                          207,342         2,830
Xilinx, Inc.                              74,104         2,064
Yahoo!, Inc. (a)                         268,180         9,075
                                                   -----------
                                                       364,341
                                                   -----------
MATERIALS -- 2.83%
Air Products & Chemicals, Inc.            47,289         2,608
Alcoa, Inc.                              186,646         4,558
Allegheny Technologies, Inc.              18,029           559
Ashland, Inc.                             15,880           877
Ball Corp.                                23,170           851
Bemis Co., Inc.                           23,128           571
Dow Chemical Co.                         206,299         8,596
E.I. Du Pont de Nemours & Co.            212,739         8,333
Eastman Chemical Co.                      16,862           792
Ecolab, Inc.                              39,426         1,259
Engelhard Corp.                           25,130           701
Freeport-McMoRan Copper &
  Gold, Inc. Class B                      38,014         1,847
Georgia-Pacific Group                     56,440         1,922
Hercules, Inc. (a)                        24,698           302
International Flavors &
  Fragrances, Inc.                        17,504           624
International Paper Co.                  105,956         3,158
Louisiana-Pacific Corp.                   23,859           661
MeadWestvaco Corp.                        39,188         1,082
Monsanto Co.                              57,946         3,636
Newmont Mining Corp.                      96,142         4,535
Nucor Corp.                               33,904         2,000
Pactiv Corp. (a)                          32,164           564
Phelps Dodge Corp.                        21,005         2,729
PPG Industries, Inc.                      36,090         2,136
Praxair, Inc.                             69,820         3,346
Rohm & Haas Co.                           31,096         1,279
Sealed Air Corp. (a)                      18,036           856
Sigma-Aldrich Corp.                       14,493           928
Temple-Inland, Inc.                       23,828           973
United States Steel Corp.                 24,002         1,017
Vulcan Materials Co.                      22,296         1,655
Weyerhaeuser Co.                          52,824         3,632
                                                   -----------
                                                        68,587
                                                   -----------
TELECOMMUNICATION SERVICES -- 3.04%
ALLTEL Corp.                              81,698         5,319
AT&T Corp.                               173,147         3,428
BellSouth Corp.                          391,928        10,308
CenturyTel, Inc.                          27,408           959
Citizens Communications Co.               72,677           985
Qwest Communications
  International, Inc. (a)                325,122         1,333
SBC Communications, Inc.                 707,504        16,959
Sprint Corp. (Fon Group)                 628,100        14,936
Verizon Communications, Inc.             592,198        19,359
                                                   -----------
                                                        73,586
                                                   -----------
UTILITIES -- 3.58%
AES Corp. (a)                            137,914         2,266
Allegheny Energy, Inc. (a)                33,899         1,041
Ameren Corp.                              44,142         2,361
American Electric Power Co.,
  Inc.                                    84,054         3,337
Calpine Corp. (a)                        115,752           300
CenterPoint Energy, Inc.                  67,993         1,011
Cinergy Corp.                             43,158         1,917
CMS Energy Corp. (a)                      46,605           767
Consolidated Edison, Inc.                 52,822         2,564
Constellation Energy Group,
  Inc.                                    38,503         2,372
Dominion Resources, Inc.                  72,887         6,278
DTE Energy Co.                            38,046         1,745
Duke Energy Corp.                        198,177         5,781
Dynegy, Inc. Class A (a)                  61,330           289
Edison International                      70,362         3,327
Entergy Corp.                             44,643         3,318

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
UTILITIES -- (CONTINUED)
Exelon Corp.                             143,378   $     7,662
FirstEnergy Corp.                         71,212         3,711
FPL Group, Inc.                           84,278         4,012
KeySpan Corp.                             38,006         1,397
Nicor, Inc.                                9,313           391
NiSource, Inc.                            59,367         1,440
Peoples Energy Corp.                       8,131           320
PG&E Corp.                                79,823         3,133
Pinnacle West Capital Corp.               20,581           907
PPL Corp.                                 80,536         2,604
Progress Energy, Inc.                     54,408         2,435
Public Service Enterprise
  Group, Inc.                             51,622         3,322
Sempra Energy                             54,789         2,578
Southern Co.                             159,758         5,713
TECO Energy, Inc.                         43,276           780
TXU Corp.                                 51,348         5,796
Xcel Energy, Inc.                         87,497         1,716
                                                   -----------
                                                        86,591
                                                   -----------
TOTAL COMMON STOCKS
(Cost $1,732,381,780)                                2,374,630
                                                   -----------

                                                                             PAR       MARKET
                                                                           AMOUNT      VALUE
                                                                            (000)      (000)
                                                                           -------     ------
U.S. GOVERNMENT SECURITIES -- 0.18%
United States Treasury Bill
3.37% due 12/08/05 (c) (d)                                                 $ 4,299      4,272
                                                                                       ------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,272,439)                                                                       4,272
                                                                                       ------

                                                                    MARKET
                                                       SHARES        VALUE
                                                       (000)         (000)
                                                      -------     ----------
MONEY MARKET FUNDS -- 1.55%
AIM Short Term Investment
  Prime Portfolio                                      36,899     $   36,899
Federated Money Market
  Obligations Trust                                       497            497
                                                                  ----------
TOTAL MONEY MARKET FUNDS
(Cost $37,395,993)                                                    37,396
                                                                  ----------
TOTAL INVESTMENTS -- 99.85%
(identified cost $1,774,050,212) (e) (f)                           2,416,298

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.15%                         3,741
                                                                  ----------

NET ASSETS -- 100.00%                                             $2,420,039
                                                                  ----------

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d) Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005 was $762,919,013 and $120,671,023, respectively, resulting in net unrealized appreciation of investments of $642,247,990.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                         Number         Unrealized
                                          of           Depreciation
                                       Contracts          (000)
-------------------------------------------------------------------
SCHEDULE OF FUTURES
 CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 12/2005                              453          $       (156)
                                                       ------------

Total unrealized depreciation
on open futures contracts
purchased                                              $       (156)
                                                       ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

AFFILIATE ISSUER TABLE

                                 Number of                                          Number of
                                   Shares     Shares Purchased      Shares Sold      Shares                              Realized
                                    held        For the Nine       For the Nine       held         Income Earned          Gain
           Security                  at            Months             Months           at       For the Nine Months     on shares
          Description             12/31/04     Ended 09/30/05     Ended 09/30/05    09/30/05       Ended 09/30/05         sold
-----------------------          ----------   -----------------   ---------------   ---------   -------------------   --------------
State Street Corp.                   79,225               6,600            14,400      71,425   $            39,807   $       86,566

State Street Navigator
Securities
Lending Prime Portfolio          98,441,667         953,981,360     1,052,423,027           -   $            93,444                -

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semiannual financial statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                               INTEREST        MATURITY        PRINCIPAL          AMORTIZED
AND TITLE OF ISSUE                             RATE            DATE            AMOUNT             COST+
----------------------------------------     --------       ----------    ---------------    ----------------
COMMERCIAL PAPER -- 16.02%
ABCP CREDIT ARBITRAGE -- 2.74%
   Surrey Funding Corp.                        3.470%       10/11/2005    $    20,000,000    $     19,984,578
                                                                                             ----------------
BANK FOREIGN -- 13.28%
   Alliance & Leicester PLC                    3.620%       10/31/2005         25,000,000          24,929,611
   Bank of America Corp.                       3.620%       10/31/2005         15,000,000          14,957,767
   Bank of Ireland                             3.510%       12/09/2005         25,000,000          24,836,687
   Macquarie Bank Ltd. (a)                     3.589%       07/18/2006         12,000,000          11,999,053
   Nordea North America, Inc.                  3.385%       11/21/2005         20,000,000          19,907,853
                                                                                             ----------------
                                                                                                   96,630,971
                                                                                             ----------------
TOTAL COMMERCIAL PAPER                                                                            116,615,549
                                                                                             ----------------
CERTIFICATES OF DEPOSIT -- 0.69%
BANK DOMESTIC -- 0.69%
   Washington Mutual Bank                      3.780%       11/01/2005          5,000,000           5,000,000
                                                                                             ----------------
TOTAL CERTIFICATES OF DEPOSIT                                                                       5,000,000
                                                                                             ----------------
YANKEE CERTIFICATES OF DEPOSIT -- 18.27%
BANK FOREIGN -- 18.27%
   Barclays Bank PLC                           3.780%       11/01/2005         12,000,000          12,000,000
   Caylon NY                                   3.425%       11/01/2005         20,000,000          19,999,960
   Calyon NY                                   3.745%       06/14/2006          6,000,000           5,999,388
   Canadian Imperial Bank (a)                  3.780%       04/28/2006         25,000,000          24,996,454
   Royal Bank of Scotland (a)                  3.688%       03/15/2006         25,000,000          24,995,579
   Societe Generale (a)                        3.870%       02/09/2006         20,000,000          19,998,239
   Svenska Handelsbanken AB (a)                3.780%       04/03/2006         25,000,000          24,995,038
                                                                                             ----------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                              132,984,658
                                                                                             ----------------
EURO CERTIFICATES OF DEPOSIT -- 10.31%
BANK FOREIGN -- 10.31%
   ABN AMRO                                    3.470%       12/07/2005         20,000,000          20,000,178
   Banco Bilbao Vizcaya                        3.658%       11/01/2005         25,000,000          25,000,000
   Landesbank Hessen-Thuringen                 3.755%       11/01/2005         30,000,000          30,000,120
                                                                                             ----------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                 75,000,298
                                                                                             ----------------
BANK NOTES -- 8.25%
BANK DOMESTIC -- 8.25%
   Bank of America Corp. (a)                   3.815%       03/14/2006         20,000,000          20,000,000
   First USA Bank (a)                          3.947%       05/17/2006         20,000,000          20,022,980
   National City Bank (a)                      3.890%       02/09/2006         20,000,000          19,999,644
                                                                                             ----------------
TOTAL BANK NOTES                                                                                   60,022,624
                                                                                             ----------------
MEDIUM TERM NOTES -- 5.50%
BROKERAGE -- 2.75%
   Merrill Lynch & Co., Inc. (a)               3.849%       03/17/2006         20,000,000          20,009,215
                                                                                             ----------------
FINANCE NON-CAPTIVE CONSUMER -- 2.75%
   American Honda Finance Corp. (a)            3.884%       06/22/2006         20,000,000          20,000,000
                                                                                             ----------------
TOTAL MEDIUM TERM NOTES                                                                            40,009,215
                                                                                             ----------------
PROMISSORY NOTES -- 1.37%
   Goldman Sachs Group, Inc.                   3.812%       02/22/2006         10,000,000          10,000,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

TOTAL PROMISSORY NOTES                                                                                               10,000,000
                                                                                                                  -------------
REPURCHASE AGREEMENTS -- 39.44%
   Banc of America Tri Party Repo, dated 09/30/05 (collateralized by
   Federal Home Loan Mortgage Corporation, 4.500% due 09/01/20
   valued at $51,000,001); proceeds $50,016,250                            3.900%  10/03/2005  $    50,000,000    $  50,000,000
   Banc of America Tri Party Repo, dated 09/30/05 (collateralized by
   Federal Home Loan Mortgage Corporation, 4.500% due 08/01/20 and
   Federal National Mortgage Association, 5.500% due 10/01/35 valued at
   $76,500,000); proceeds $75,024,563                                      3.930%  10/03/2005       75,000,000       75,000,000
   Citigroup Global Markets, Inc. Tri Party Repo, dated 09/30/05
   (collateralized by Corporate Notes, 3.898% due 03/28/07 valued at
   $21,000,001); proceeds $20,006,647                                      3.988%  10/03/2005       20,000,000       20,000,000
   Credit Suisse First Boston Tri Party Repo, dated 09/30/05
   (collateralized by Federal National Mortgage Association, 5.000%-
   5.500% due 11/01/17-09/01/35 valued at $26,108,479); proceeds
   $25,604,319                                                             3.900%  10/03/2005       25,596,000       25,596,000
   UBS Warburg LLC Tri Party Repo, dated 09/30/05 (collateralized by
   Commercial Mortgage Obligations, 0.000%-6.390% due 11/18/08-
   03/15/46 valued at $67,745,894); proceeds $66,434,861                   3.950%  10/03/2005       66,413,000       66,413,000
   UBS Warburg LLC Tri Party Repo, dated 09/30/05 (collateralized by
   Commercial Mortgage Obligations, 0.000%-7.470% due 11/18/08-
   02/25/34 valued at $51,002,404); proceeds $50,016,250                   3.900%  10/03/2005       50,000,000       50,000,000
                                                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS                                                                                         287,009,000
                                                                                                                  -------------
TOTAL INVESTMENTS -- 99.85%                                                                                         726,641,344
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.15%                                                                        1,126,286
                                                                                                                  -------------
NET ASSETS -- 100.00%                                                                                             $ 727,767,630
                                                                                                                  =============

(a)   Floating Rate Note - Interest Rate is in effect as of September 30, 2005.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

    For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semiannual financial statements.

ITEM 2.           CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.           EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:      /s/ James E. Ross
         James E. Ross
         President (Principal Executive Officer)

Date:    November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James E. Ross
         James E. Ross
         President (Principal Executive Officer)

Date:    November 22, 2005


By:      /s/ Gary L. French
         Gary L. French
         Treasurer (Principal Financial Officer)

Date:    November 22, 2005